Financial results (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income statement [Abstract]
Disclosure of detailed information about income statement [Text Block]
The financial results composition is detailed as follows:

Financial results	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Finance income	14,263,669	3,451,143	13,117,641
Finance costs	(35,660,493)	(28,714,063)	(27,720,203)
Foreign currency exchange differences	(10,149,345)	2,551,823	(9,054,155)
Result as per adjustment units	2,529,298	(429,198)	(8,255,001)